Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Warrant Derivative Liability	$ 7,403	$ 7,403
Provision for Annual Leave	96,759	44,969
Superannuation	9,473	4,041
Prepaid Investor Services	414,396	353,553
Capital Raising Costs		23,559
Legal Costs	91,961	23,885
Intellectual Property	41,686	11,760
Patent Costs	171,195	171,195
Formation Expense	7,208	7,208
Net Operating Loss CF	6,573,215	5,668,743
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	519,151
Stock Based Compensation	51,481
Total Deferred tax assets	7,944,549	6,276,937
R&D	(139,833)
Capital Raising Costs	(133,335)
Total deferred tax liabilities	(273,168)
Net deferred tax assets (liabilities)	7,671,381	6,276,937
Valuation allowance	(7,671,381)	(6,276,937)
Net deferred tax assets (liabilities)